Changes in MSRs Measured Using the Fair Value Method (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Servicing Assets at Fair Value [Line Items]
Fair value at beginning of period	$ 166,907		$ 169,747
Purchases	1,732		4,693
Servicing Asset At Fair Value Securitizations Or Asset Transfers	19,971		15,326
Changes due to payments of loans	13,156	[1]	13,985	[1]
Reduction Due To Loan Repurchases	(3,717)		(2,911)
Changes in fair value due to changes in valuation model inputs or assumptions	(20,188)	[2]	(5,963)	[2]
Other disposals	(226)		0
Fair value at end of period	$ 151,323		$ 166,907

[1]	Represents changes due to collection / realization of expected cash flows over time.
[2]	Change in fair value during 2011 was principally related to an increase in the delinquency, foreclosure and base cost assumption.